CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
OPERATING REVENUES (Notes 2, 17 and 26)	$ 281,480	$ 310,641	$ 349,846
COSTS OF REVENUES (Notes 2, 6, 9 and 18)	258,322	302,711	298,907
GROSS PROFIT	23,158	7,930	50,939
OPERATING EXPENSES (Notes 2, 5, 9, 18 and 24)
Sales and marketing	32,388	44,064	50,976
General and administrative	28,031	31,862	44,440
Research and development	25,398	34,942	40,867
Other operating expenses	10,604	38,681	3,029
Total operating expenses	96,421	149,549	139,312
OPERATING LOSS	(73,263)	(141,619)	(88,373)
NON-OPERATING INCOMES AND EXPENSES (Notes 2, 8 and 18)
Finance costs	(14,643)	(14,135)	(11,925)
Finance income	1,855	3,183	2,946
Other income	6,654	7,157	7,371
Other losses, net	(1,640)	(1,428)	(953)
Gains on financial liabilities at fair value through profit or loss	2,390	28,178	16,117
Share of loss of investments accounted for using equity method	(1,322)	(4,090)	(1,221)
Total non-operating incomes and expenses	(6,706)	18,865	12,335
LOSS BEFORE INCOME TAX	(79,969)	(122,754)	(76,038)
INCOME TAX EXPENSE (Notes 2 and 19)	0	0	0
NET LOSS	(79,969)	(122,754)	(76,038)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation	8,592	(13,946)	(691)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (71,377)	$ (136,700)	$ (76,729)
LOSS PER SHARE (in U.S. dollars) (Note 20)
Basic (in dollars per share)	$ (5.42)	$ (9.27)	$ (6.48)
Diluted (in dollars per share)	$ (5.42)	$ (9.27)	$ (6.48)
Weighted average number of ordinary shares used in calculating basic loss per share (in shares)	14,755	13,249	11,740
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	14,755	13,249	11,740